Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2022
Prepaid expenses and other current assets.
The schedule of prepaid expenses and other current assets

	At June 30,	At December 31,
	2022	2021
Gold bullion	$30.4	$32.4
Prepaid expenses	16.2	18.8
Stream ounces inventory	0.4	0.5
Debt issue costs	0.9	0.9
	$47.9	$52.6